Commitments and Contingencies (Details) - USD ($)		3 Months Ended	10 Months Ended	12 Months Ended
	Jan. 14, 2016	Mar. 23, 2016	Oct. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Charter Hire Commission payable to the Management company				1.25%
Commission payable over the minimum contractual charter revenues				$ 19,900,000
Daily management fee				$ 2,700	$ 2,700	$ 2,600	$ 2,500
Inflation rate adjustment to management fees				3.00%
Future minimum contractual charter revenues				$ 1,591,357,000
Lena River | Yamal
Property, Plant and Equipment [Line Items]
Time charter contract	15 years
Expected commencement date	1 year delivery window starting June 30, 2019
Charter agreement description of terms	Each of the new charters has an initial term of 15 years, with one year delivery windows starting January 1, 2019 and June 30, 2019, respectively which may be extended by the charterer for three consecutive periods of up to five years each.
Yenisei River | Yamal
Property, Plant and Equipment [Line Items]
Time charter contract	15 years
Expected commencement date	1 year delivery window starting January 1, 2019
Charter agreement description of terms	Each of the new charters has an initial term of 15 years, with one year delivery windows starting January 1, 2019 and June 30, 2019, respectively which may be extended by the charterer for three consecutive periods of up to five years each.
Ob River | Gazprom
Property, Plant and Equipment [Line Items]
Time charter contract		10 years
Charter agreement description of terms		The Partnership amended its existing charter for the Ob River, to extend its firm duration from the third quarter of 2017 to the second quarter of 2018, on identical terms.
Clean Energy | Gazprom
Property, Plant and Equipment [Line Items]
Time charter contract			7 years 9 months
Expected commencement date			July 2018
Yenisei River And Lena River [Member] | Non-cancelable long-term time charter contracts
Property, Plant and Equipment [Line Items]
Future minimum contractual charter revenues				$ 800,700,000